Regulatory Matters - Company's and National Bank of Commerce's Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
National Commerce Corporation [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets) Actual, Amount	$ 106,289	$ 92,718
Total Capital (to Risk Weighted Assets) Actual. Ratio	11.75%	15.83%
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	72,367	46,847
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets) Actual, Amount	96,487	85,376
Tier 1 Capital (to Risk Weighted Assets) Actual, Ratio	10.66%	14.58%
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	36,205	23,423
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Capital (to Average Assets) Actual, Amount	96,487	85,376
Tier 1 Capital (to Average Assets) Actual, Ratio	10.68%	12.18%
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Amount	36,137	28,043
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
National Bank of Commerce [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets) Actual, Amount	84,148	91,918
Total Capital (to Risk Weighted Assets) Actual. Ratio	11.42%	15.71%
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	58,948	46,803
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Amount)	73,685	58,504
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets) Actual, Amount	74,927	84,583
Tier 1 Capital (to Risk Weighted Assets) Actual, Ratio	10.16%	14.46%
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	29,499	23,402
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Amount	44,248	35,103
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Ratio	6.00%	6.00%
Tier 1 Capital (to Average Assets) Actual, Amount	74,927	84,583
Tier 1 Capital (to Average Assets) Actual, Ratio	8.57%	12.07%
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Amount	34,972	28,042
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Capital (to Average Assets) To Be Well Capitalized Under Action Provisions, Amount	43,715	35,053
Tier 1 Capital (to Average Assets) To Be Well Capitalized Under Action Provisions, Ratio	5.00%	5.00%
United Legacy Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets) Actual, Amount	18,731
Total Capital (to Risk Weighted Assets) Actual. Ratio	11.31%
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	13,249
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	8.00%
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Amount)	16,561
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Ratio	10.00%
Tier 1 Capital (to Risk Weighted Assets) Actual, Amount	18,731
Tier 1 Capital (to Risk Weighted Assets) Actual, Ratio	11.31%
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Amount	6,625
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes, Ratio	4.00%
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Amount	9,937
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Action Provisions, Ratio	6.00%
Tier 1 Capital (to Average Assets) Actual, Amount	18,731
Tier 1 Capital (to Average Assets) Actual, Ratio	8.60%
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Amount	8,712
Tier 1 Capital (to Average Assets) For Capital Adequacy Purposes, Ratio	4.00%
Tier 1 Capital (to Average Assets) To Be Well Capitalized Under Action Provisions, Amount	$ 10,890
Tier 1 Capital (to Average Assets) To Be Well Capitalized Under Action Provisions, Ratio	5.00%